The Diplomat Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2023 (Unaudited)

Principal Amount		Value
	U.S. TREASURY NOTES — 89.9%
$4,700,500	United States Treasury Note 2.750%, 8/15/2032[1]	$4,422,879
	TOTAL U.S. TREASURY NOTES
	(Cost $4,380,326)	4,422,879

Number of Shares
	SHORT-TERM INVESTMENTS — 9.0%
443,743	Fidelity Investments Money Market Government Portfolio - Institutional Class 4.114%[2]	443,743
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $443,743)	443,743
	TOTAL INVESTMENTS — 98.9%
	(Cost $4,824,069)	4,866,622
	Other Assets in Excess of Liabilities — 1.1%	53,516
	TOTAL NET ASSETS — 100.0%	$4,920,138

[1] All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $111,270, which represents 2.3% of total net assets of the Fund.
[2] The rate is the annualized seven-day yield at period end.